Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 28,567	$ 28,549
Work in progress	130	697
Finished products	32,890	30,447
Inventories, Net	61,587	59,693
Inventory write-off	2,752	$ 3,939	$ 7,731
Outstanding inventory purchase orders	$ 18,180